Prepaid Expenses and Other Current Assets (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets	$ 1,356,895	$ 665,395	$ 1,124,998